 RULE 497 DOCUMENT

On behalf of DWS LifeCompass Retirement Fund, DWS LifeCompass 2015 Fund, DWS LifeCompass 2020 Fund, DWS LifeCompass 2030 Fund, and DWS LifeCompass 2040 Fund, each a series of DWS Target Date Series (the “Funds”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) under the Securities Act on October 4, 2013; such supplement (accession number 0000088053-13-001145) is incorporated by reference into this Rule 497 Document.